Note 8 - Property and equipment, net: Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Gross	$ 8,782,232	$ 8,722,494
Less: accumulated depreciation	(2,609,056)	(2,396,125)
Property and equipment, net	6,173,176	6,326,369
Building
Property, Plant and Equipment, Gross	6,328,381	6,552,833
Less: accumulated depreciation	(25,632)	(23,127)
Office Equipment
Property, Plant and Equipment, Gross	847,955	646,830
Equipment
Property, Plant and Equipment, Gross	$ 1,605,896	$ 1,522,831